Cash and Cash Equivalents (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash in banks	$ 1,313,710	$ 320,199
Time deposits	103,678	6,436
Cash and cash equivalents	$ 1,417,388	$ 326,635	$ 383,953	$ 610,056